UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

BNY Mellon Investment Funds III
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2023

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Equity Income Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Equity Income Fund

SEMI-ANNUAL REPORT November 30, 2023

IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.

If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at www.bnymellonim.com/us and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2023, through November 30, 2023, as provided by portfolio manager Peter D. Goslin, CFA, of Newton Investment Management North America, LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended November 30, 2023, the BNY Mellon Equity Income Fund (the “fund”) produced a total return of 9.99% for Class A shares, 9.61% for Class C shares, 10.15% for Class I shares and 10.19% for Class Y shares.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), provided a total return of 10.16% for the same period.2

U.S. stocks generally gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund generally matched the performance of the Index, due to systematic and disciplined risk management, despite an investment environment favoring low-dividend-paying, growth-oriented shares.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income.

When selecting securities, we choose stocks through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management, and we may invest in stocks with either value or growth characteristics. In selecting securities, we use a proprietary stock selection model to identify and rank stocks within an industry or sector, based on their value, growth and financial profiles.

Based on the fundamental analysis, we select the most attractive of the higher-ranked securities and manage risk by diversifying across companies and industries. The fund may also invest in low- or non-dividend paying companies that may not have been identified by the model discussed above, if the fund’s portfolio manager believes such investment will manage portfolio risk or have the potential for dividend payments in the future.

Equities Gain Ground as Inflation Eases

U.S. equities gained ground during the reporting period as interest-rate hikes implemented by the Fed gained traction in the fight against inflation. After peaking at over 9% in mid-2022, inflation steadily decreased in the face of aggressive federal funds rate hikes. From June through November 2023, U.S. inflation hovered between 3.0% and 3.7%, while the federal funds rate ticked 0.25% higher in July to 5.25%–5.50%. Counter to expectations, despite headwinds from the highest interest rates in over two decades, economic growth remained relatively strong, bolstered by robust consumer spending and healthy corporate profits. As a result, investor expectations turned to hopes for a “soft landing,” in which the Fed would bring rates under control without triggering a serious recession. Growth-oriented stocks performed particularly well in this environment, with market strength led by a small number of mega-cap technology-related names leveraged to advances in artificial intelligence (“AI”). Value-oriented and interest-rate-sensitive stocks underperformed.

Market sentiment turned negative in August, as hawkish comments from the Fed dashed hopes that the central bank might soon reverse course and begin to reduce interest rates. As investors absorbed the increasing likelihood that rates would remain higher for longer, stocks lost some of their earlier gains in August, September and October, before turning positive again in November as prospects increased for rate cuts in 2024.

The Fund’s Disciplined Risk Management Bolsters Returns

Although the small group of stocks leading the market’s advance provided little or no dividend yield, the fund, maintained exposure to those market leaders as part of a systematic and disciplined approach to risk management from both a sector and a market-cap perspective. Approximately market-weight positions in several key mega-cap technology-related stocks (Alphabet, Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corp., Netflix, Inc., and NVIDIA Corp.) enabled the fund to keep pace with the market’s advance. At the same time, the fund’s stock selection approach ensured overweight exposure to dividend-paying stocks in every market sector. In addition to the mega-cap stocks mentioned above, top-performing holdings included oil & gas refining and marketing company Valero Energy Corp., renewables-focused utility Constellation Energy Corp., midstream energy firm The Williams Companies, Inc., insurer The Progressive Corp. and data storage hardware manufacturer Seagate Technology Holdings PLC. On a sector basis, holdings in energy and utilities provided the strongest relative returns.

Conversely, returns in the industrials and consumer staples sectors underperformed the Index by the widest margin. Significantly weak holdings in those sectors included package delivery firm United Parcel Service, Inc., Cl. B, which was hurt by concerns regarding slowing economic conditions and increasing pressure on consumers, and tobacco company Altria Group, Inc., which was left behind in a market that rewarded growth and momentum over value, dividends and lower volatility. Notably underperforming holdings in other sectors included drug companies Merck & Co., Inc. and Gilead Sciences, Inc., restaurant chain Darden Restaurants, Inc. and financial services provider Morgan Stanley.

Remaining Focused on Valuation, Fundamentals and Risk Control

As of November 30, 2023, the fund continues to own a broad set of securities that exhibit both attractive valuations and improving fundamentals. At the same time, the portfolio remains risk controlled from the perspective of sector and market-cap exposure relative to the Index. The fund also remains risk controlled with respect to key, growth-oriented Index constituents Alphabet, Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corp., Netflix, Inc. and NVIDIA Corp., despite the fact they may not meet all the criteria of our stock selection model, such as paying dividends. We believe inclusion of these securities in the fund benefits investors by reducing volatility relative to the Index, giving the fund a potential edge over other income-oriented funds, which may not hold these positions. At the same time, the fund’s dividend yield remains competitive with other funds in our Lipper category.

Our systematic approach to evaluating securities and building the portfolio has allowed us to create an investment process that participates in rising equity markets and helps protect capital during times of stress in the marketplace. Accordingly, we believe the fund is well positioned to benefit from prevailing market conditions, which continue to be shaped by the Fed’s efforts to control inflation amid volatile macroeconomic and geopolitical forces. As of

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

the end of the reporting period, the fund held modestly overweight exposure to the energy, consumer staples and communication services sectors, and slightly underweight exposure to health care and consumer discretionary.

December 15, 2023

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 29, 2024, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Equity Income Fund from June 1, 2023 to November 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.30	$9.33	$4.10	$3.94
Ending value (after expenses)	$1,099.90	$1,096.10	$1,101.50	$1,101.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2023

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.10	$8.97	$3.94	$3.79
Ending value (after expenses)	$1,019.95	$1,016.10	$1,021.10	$1,021.25
†

Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.78% for Class C, .78% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Automobiles & Components - .8%
Ford Motor Co.	728,461		7,474,010
Banks - 3.8%
Bank of America Corp.	115,333		3,516,503
Bank OZK	23,397		979,398
JPMorgan Chase & Co.	191,562		29,898,997
KeyCorp	88,400		1,095,276
New York Community Bancorp, Inc.	36,809		346,373
			35,836,547
Capital Goods - 4.3%
Emerson Electric Co.	114,504		10,179,406
Fastenal Co.	71,332		4,277,780
Illinois Tool Works, Inc.	14,551		3,524,398
Johnson Controls International PLC	61,455		3,244,824
Lockheed Martin Corp.	32,126		14,385,059
PACCAR, Inc.	55,655		5,110,242
			40,721,709
Commercial & Professional Services - .9%
Automatic Data Processing, Inc.	9,573		2,201,024
Paychex, Inc.	50,504		6,159,973
			8,360,997
Consumer Discretionary Distribution - 3.3%
Amazon.com, Inc.	200,884	[a]	29,347,144
Best Buy Co., Inc.	33,000		2,341,020
			31,688,164
Consumer Durables & Apparel - .9%
Carter's, Inc.	44,341	[b]	3,023,613
Ralph Lauren Corp.	31,275		4,046,359
VF Corp.	107,379		1,796,451
			8,866,423
Consumer Services - 2.2%
Darden Restaurants, Inc.	111,257		17,408,383
H&R Block, Inc.	54,215		2,462,445
The Wendy's Company	60,350		1,131,562
			21,002,390
Energy - 6.9%
Antero Midstream Corp.	68,669		914,671
Chevron Corp.	4,459		640,312
EOG Resources, Inc.	81,616		10,044,481
Exxon Mobil Corp.	52,949		5,439,980
Marathon Petroleum Corp.	14,313		2,135,356
ONEOK, Inc.	131,564		9,058,181

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Energy - 6.9% (continued)
Phillips 66	52,484		6,764,663
Pioneer Natural Resources Co.	16,441		3,808,393
Schlumberger NV	45,081		2,346,015
The Williams Companies, Inc.	404,751		14,890,789
Valero Energy Corp.	73,943		9,269,494
			65,312,335
Equity Real Estate Investment - 1.5%
Apartment Income REIT Corp.	14,008	[c]	435,929
Boston Properties, Inc.	69,700	[c]	3,968,021
Brandywine Realty Trust	29,758	[c]	132,721
Healthpeak Properties, Inc.	460,000	[c]	7,967,200
Spirit Realty Capital, Inc.	38,372	[c]	1,584,764
			14,088,635
Financial Services - 3.8%
BlackRock, Inc.	13,113		9,850,879
Blackstone, Inc.	28,883		3,245,583
Morgan Stanley	214,750		17,038,265
T. Rowe Price Group, Inc.	35,685		3,573,139
The Goldman Sachs Group, Inc.	2,764		944,017
The Western Union Company	118,561		1,378,864
			36,030,747
Food, Beverage & Tobacco - 9.1%
Altria Group, Inc.	604,166		25,399,139
Archer-Daniels-Midland Co.	31,600		2,329,868
Flowers Foods, Inc.	55,964		1,164,611
General Mills, Inc.	12,609		802,689
Molson Coors Beverage Co., Cl. B	35,618		2,191,932
Mondelez International, Inc., Cl. A	31,550		2,241,943
PepsiCo, Inc.	36,546		6,150,326
Philip Morris International, Inc.	292,805		27,336,275
The Coca-Cola Company	294,722		17,223,554
The Hershey Company	10,600		1,991,952
			86,832,289
Household & Personal Products - .6%
Kimberly-Clark Corp.	48,173		5,960,445
Insurance - 2.5%
Prudential Financial, Inc.	18,609		1,819,588
The Allstate Corp.	17,800		2,454,086
The Progressive Corp.	117,633		19,295,341
			23,569,015
Materials - 4.7%
Air Products & Chemicals, Inc.	5,655		1,529,960
Dow, Inc.	97,006		5,020,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Materials - 4.7% (continued)
Eastman Chemical Co.	8,921		747,847
Freeport-McMoRan, Inc.	427,064		15,938,028
International Paper Co.	33,330		1,231,210
LyondellBasell Industries NV, Cl. A	208,826		19,859,353
Sylvamo Corp.	2,909		146,265
			44,472,723
Media & Entertainment - 5.7%
Alphabet, Inc., Cl. A	134,622	[a]	17,841,454
Alphabet, Inc., Cl. C	126,722	[a]	16,970,610
Comcast Corp., Cl. A	31,065		1,301,313
Meta Platforms, Inc., Cl. A	40,607	[a]	13,284,580
Netflix, Inc.	9,905	[a]	4,694,673
			54,092,630
Pharmaceuticals Biotechnology & Life Sciences - 6.4%
Amgen, Inc.	8,787		2,369,327
Bristol-Myers Squibb Co.	62,716		3,096,916
Gilead Sciences, Inc.	368,156		28,200,750
Merck & Co., Inc.	212,540		21,781,099
Pfizer, Inc.	166,843		5,083,706
			60,531,798
Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
AbbVie, Inc.	178,779		25,456,342
Semiconductors & Semiconductor Equipment - 9.8%
Broadcom, Inc.	41,955		38,839,002
Microchip Technology, Inc.	76,036		6,344,444
NVIDIA Corp.	56,941		26,631,306
Qualcomm, Inc.	162,596		20,983,014
			92,797,766
Software & Services - 7.7%
Microsoft Corp.	194,622		73,744,222
Technology Hardware & Equipment - 9.8%
Apple, Inc.	364,937		69,319,783
Cisco Systems, Inc.	93,262		4,512,016
Hewlett Packard Enterprise Co.	269,154		4,551,394
NetApp, Inc.	25,701		2,348,814
Seagate Technology Holdings PLC	154,721		12,238,431
			92,970,438
Telecommunication Services - 5.5%
AT&T, Inc.	683,507		11,325,711
Lumen Technologies, Inc.	76,331	[a]	99,994
Verizon Communications, Inc.	1,067,442		40,915,052
			52,340,757

Description		Shares		Value ($)
Common Stocks - 97.9% (continued)
Transportation - 1.5%
United Parcel Service, Inc., Cl. B		94,973		14,398,857
Utilities - 3.5%
American Electric Power Co., Inc.		23,514		1,870,539
Constellation Energy Corp.		110,371		13,359,306
Dominion Energy, Inc.		94,700		4,293,698
Duke Energy Corp.		9,578		883,858
Entergy Corp.		69,300		7,027,713
Exelon Corp.		38,769		1,492,994
NextEra Energy, Inc.		13,352		781,225
OGE Energy Corp.		86,848		3,044,022
The Southern Company		13,845		982,718
				33,736,073
Total Common Stocks (cost $640,006,178)				930,285,312
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,274,530)	5.41	19,274,530	[d]	19,274,530
Total Investments (cost $659,280,708)		99.9%		949,559,842
Cash and Receivables (Net)		.1%		854,679
Net Assets		100.0%		950,414,521

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $1,962,986 and the value of the collateral was $2,025,604, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	27.3
Communication Services	11.2
Financials	10.0
Consumer Staples	9.8
Health Care	9.0
Consumer Discretionary	7.3
Energy	6.9
Industrials	6.7
Materials	4.7
Utilities	3.5
Investment Companies	2.0
Real Estate	1.5
99.9

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 5/31/2023	Purchases ($)†	Sales ($)	Value ($) 11/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	6,648,495	58,866,432	(46,240,397)	19,274,530	227,724

Affiliated Issuers (continued)
Description	Value ($) 5/31/2023	Purchases ($)†	Sales ($)	Value ($) 11/30/2023	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	879,579	(879,579)	-	2,688	†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	78,498	2,215,355	(2,293,853)	-	445	†††
Total - 2.0%	6,726,993	61,961,366	(49,413,829)	19,274,530	230,857

† Includes reinvested dividends/distributions.

†† Effective July 3, 2023, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,962,986)—Note 1(b):
Unaffiliated issuers	640,006,178	930,285,312
Affiliated issuers	19,274,530	19,274,530
Dividends and securities lending income receivable		1,968,553
Receivable for shares of Beneficial Interest subscribed		471,329
Prepaid expenses		46,674
		952,046,398
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		634,513
Payable for shares of Beneficial Interest redeemed		833,753
Trustees’ fees and expenses payable		20,031
Other accrued expenses		143,580
		1,631,877
Net Assets ($)		950,414,521
Composition of Net Assets ($):
Paid-in capital		639,070,711
Total distributable earnings (loss)		311,343,810
Net Assets ($)		950,414,521

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	280,819,429	48,725,281	613,347,237	7,522,574
Shares Outstanding	10,954,217	1,931,804	23,866,626	290,926
Net Asset Value Per Share ($)	25.64	25.22	25.70	25.86

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	13,596,162
Affiliated issuers	227,724
Interest	15,171
Income from securities lending—Note 1(b)	3,133
Total Income	13,842,190
Expenses:
Management fee—Note 3(a)	3,157,991
Shareholder servicing costs—Note 3(c)	606,169
Distribution fees—Note 3(b)	187,944
Trustees’ fees and expenses—Note 3(d)	59,004
Professional fees	48,549
Registration fees	35,806
Prospectus and shareholders’ reports	27,925
Loan commitment fees—Note 2	15,217
Custodian fees—Note 3(c)	11,281
Chief Compliance Officer fees—Note 3(c)	10,504
Miscellaneous	12,959
Total Expenses	4,173,349
Less—reduction in expenses due to undertaking—Note 3(a)	(58,164)
Less—reduction in fees due to earnings credits—Note 3(c)	(17,226)
Net Expenses	4,097,959
Net Investment Income	9,744,231
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,700,188
Net change in unrealized appreciation (depreciation) on investments	55,937,680
Net Realized and Unrealized Gain (Loss) on Investments	76,637,868
Net Increase in Net Assets Resulting from Operations	86,382,099

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Operations ($):
Net investment income	9,744,231	21,446,238
Net realized gain (loss) on investments	20,700,188	7,007,146
Net change in unrealized appreciation (depreciation) on investments	55,937,680	(56,037,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,382,099	(27,584,543)
Distributions ($):
Distributions to shareholders:
Class A	(2,655,980)	(16,209,537)
Class C	(301,228)	(2,881,571)
Class I	(6,199,920)	(36,586,176)
Class Y	(76,268)	(443,097)
Total Distributions	(9,233,396)	(56,120,381)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	13,483,731	26,145,504
Class C	1,953,987	4,416,313
Class I	92,022,464	89,423,180
Class Y	605,128	3,079,315
Distributions reinvested:
Class A	2,369,035	14,595,925
Class C	226,490	2,107,913
Class I	5,282,984	31,648,123
Class Y	76,268	443,097
Cost of shares redeemed:
Class A	(20,909,767)	(40,322,526)
Class C	(7,716,794)	(12,082,373)
Class I	(63,498,472)	(206,168,265)
Class Y	(589,023)	(3,609,979)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	23,306,031	(90,323,773)
Total Increase (Decrease) in Net Assets	100,454,734	(174,028,697)
Net Assets ($):
Beginning of Period	849,959,787	1,023,988,484
End of Period	950,414,521	849,959,787

	Six Months Ended November 30, 2023 (Unaudited)	Year Ended May 31, 2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	543,819	1,097,691
Shares issued for distributions reinvested	96,237	625,106
Shares redeemed	(842,378)	(1,718,573)
Net Increase (Decrease) in Shares Outstanding	(202,322)	4,224
Class Ca,b
Shares sold	79,653	190,674
Shares issued for distributions reinvested	9,351	91,883
Shares redeemed	(316,451)	(519,841)
Net Increase (Decrease) in Shares Outstanding	(227,447)	(237,284)
Class Ib
Shares sold	3,704,339	3,772,656
Shares issued for distributions reinvested	214,149	1,351,213
Shares redeemed	(2,551,117)	(8,715,573)
Net Increase (Decrease) in Shares Outstanding	1,367,371	(3,591,704)
Class Y
Shares sold	24,045	128,415
Shares issued for distributions reinvested	3,073	18,805
Shares redeemed	(23,718)	(152,629)
Net Increase (Decrease) in Shares Outstanding	3,400	(5,409)

[a]

During the period ended November 30, 2023, 523 Class C shares representing $12,415 were automatically converted to 515 Class A shares and during the period ended May 31, 2023, 549 Class C shares representing $12,868 were automatically converted to 540 Class A shares.

[b]

During the period ended May 31, 2023, 4,990 Class A shares representing $122,222 were exchanged for 4,979 Class I shares and 2,609 Class C shares representing $56,730 were exchanged for 2,564 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class A Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.53	25.63	24.63	17.82	18.12	19.62
Investment Operations:
Net investment income[a]	.25	.54	.44	.46	.50	.48
Net realized and unrealized gain (loss) on investments	2.10	(1.18)	1.22	6.80	(.29)	(1.11)
Total from Investment Operations	2.35	(.64)	1.66	7.26	.21	(.63)
Distributions:
Dividends from net investment income	(.24)	(.53)	(.44)	(.45)	(.51)	(.45)
Dividends from net realized gain on investments	-	(.93)	(.22)	-	-	(.42)
Total Distributions	(.24)	(1.46)	(.66)	(.45)	(.51)	(.87)
Net asset value, end of period	25.64	23.53	25.63	24.63	17.82	18.12
Total Return (%)[b]	9.99[c]	(2.37)	6.72	41.26	1.06	(3.36)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[d]	1.05	1.06	1.08	1.14	1.14
Ratio of net expenses to average net assets	1.01[d]	1.03	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets	2.05[d]	2.26	1.72	2.17	2.57	2.46
Portfolio Turnover Rate	12.34[c]	28.06	33.14	49.94	51.48	29.56
Net Assets, end of period ($ x 1,000)	280,819	262,479	285,782	268,897	206,842	235,973

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class C Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.15	25.24	24.27	17.57	17.86	19.36
Investment Operations:
Net investment income[a]	.16	.35	.25	.30	.35	.32
Net realized and unrealized gain (loss) on investments	2.06	(1.15)	1.19	6.69	(.27)	(1.09)
Total from Investment Operations	2.22	(.80)	1.44	6.99	.08	(.77)
Distributions:
Dividends from net investment income	(.15)	(.36)	(.25)	(.29)	(.37)	(.31)
Dividends from net realized gain on investments	-	(.93)	(.22)	-	-	(.42)
Total Distributions	(.15)	(1.29)	(.47)	(.29)	(.37)	(.73)
Net asset value, end of period	25.22	23.15	25.24	24.27	17.57	17.86
Total Return (%)[b]	9.61[c]	(3.09)	5.89	40.17	.36	(4.10)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.81[d]	1.81	1.80	1.82	1.82	1.83
Ratio of net expenses to average net assets	1.78[d]	1.78	1.78	1.78	1.78	1.78
Ratio of net investment income to average net assets	1.29[d]	1.52	.97	1.44	1.82	1.70
Portfolio Turnover Rate	12.34[c]	28.06	33.14	49.94	51.48	29.56
Net Assets, end of period ($ x 1,000)	48,725	49,987	60,485	64,982	57,967	68,562

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2023		Year Ended May 31,
Class I Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.59	25.69	24.69	17.86	18.16	19.66
Investment Operations:
Net investment income[a]	.28	.60	.51	.51	.55	.52
Net realized and unrealized gain (loss) on investments	2.10	(1.18)	1.21	6.82	(.29)	(1.10)
Total from Investment Operations	2.38	(.58)	1.72	7.33	.26	(.58)
Distributions:
Dividends from net investment income	(.27)	(.59)	(.50)	(.50)	(.56)	(.50)
Dividends from net realized gain on investments	-	(.93)	(.22)	-	-	(.42)
Total Distributions	(.27)	(1.52)	(.72)	(.50)	(.56)	(.92)
Net asset value, end of period	25.70	23.59	25.69	24.69	17.86	18.16
Total Return (%)	10.15[b]	(2.12)	6.97	41.63	1.32	(3.12)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[c]	.81	.80	.81	.82	.83
Ratio of net expenses to average net assets	.78[c]	.78	.78	.78	.78	.78
Ratio of net investment income to average net assets	2.29[c]	2.52	1.97	2.43	2.83	2.70
Portfolio Turnover Rate	12.34[b]	28.06	33.14	49.94	51.48	29.56
Net Assets, end of period ($ x 1,000)	613,347	530,671	670,154	630,801	518,436	752,284

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2023		Year Ended May 31,
Class Y Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	23.73	25.83	24.83	17.96	18.25	19.72
Investment Operations:
Net investment income[a]	.29	.61	.52	.51	.55	.51
Net realized and unrealized gain (loss) on investments	2.11	(1.18)	1.21	6.86	(.28)	(1.06)
Total from Investment Operations	2.40	(.57)	1.73	7.37	.27	(.55)
Distributions:
Dividends from net investment income	(.27)	(.60)	(.51)	(.50)	(.56)	(.50)
Dividends from net realized gain on investments	-	(.93)	(.22)	-	-	(.42)
Total Distributions	(.27)	(1.53)	(.73)	(.50)	(.56)	(.92)
Net asset value, end of period	25.86	23.73	25.83	24.83	17.96	18.25
Total Return (%)	10.19[b]	(2.09)	6.97	41.66	1.39	(2.94)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[c]	.76	.75	.76	.76	.77
Ratio of net expenses to average net assets	.75[c]	.76	.75	.76	.76	.77
Ratio of net investment income to average net assets	2.32[c]	2.54	2.00	2.40	2.85	2.69
Portfolio Turnover Rate	12.34[b]	28.06	33.14	49.94	51.48	29.56
Net Assets, end of period ($ x 1,000)	7,523	6,823	7,567	4,628	2,552	2,629

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	930,285,312	-	-	930,285,312
Investment Companies	19,274,530	-	-	19,274,530

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form

NOTES TO FINANCIAL STATEMENTS (continued)

of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2023, BNY Mellon earned $427 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2023, the fund had securities on loan and the value of the related collateral received by the fund exceeded the value of the securities loaned by the fund. The value of the securities loaned by the fund, if any, are also disclosed in the Statement of Assets and Liabilities and in the Statement of Investments. The total amount of cash and non-cash securities lending collateral received is disclosed in the footnotes to the Statement of Investments.

	Assets ($)		Liabilities ($)
Securities Lending	1,962,986		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	1,962,986		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,962,986)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments,

and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2023 was as follows: ordinary income $21,314,760 and long-term capital gains $34,805,621. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2023 through September 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 29, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $58,164 during the period ended November 30, 2023.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .336% of the value of the fund’s average daily net assets.

During the period ended November 30, 2023, the Distributor retained $26,577 from commissions earned on sales of the fund’s Class A shares,

$1,000 and $558 from CDSC fees on redemptions of the fund’s Class A and C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2023, Class C shares were charged $187,944 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2023, Class A and Class C shares were charged $342,599 and $62,648, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2023, the fund was charged $23,452 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $17,226.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2023, the fund was charged $11,281 pursuant to the custody agreement.

During the period ended November 30, 2023, the fund was charged $10,504 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $533,855, Distribution Plan fees of $29,709, Shareholder Services Plan fees of $66,271, Custodian fees of $9,227, Chief Compliance Officer fees of $3,801 and Transfer Agent fees of $14,502, which are offset against an expense reimbursement currently in effect in the amount of $22,852.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2023, amounted to $121,237,002 and $110,046,673, respectively.

At November 30, 2023, accumulated net unrealized appreciation on investments was $290,279,134, consisting of $310,364,447 gross unrealized appreciation and $20,085,313 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

UPDATES TO SALES CHARGE REDUCTIONS AND WAIVERS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES:

The availability of certain sales charge reductions and waivers will depend on whether you purchase fund shares directly from the fund or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales load reductions or waivers or CDSC waivers, which are described in the fund’s prospectus. In all instances, it is the investor’s responsibility to notify the fund or the investor’s financial intermediary at the time of purchase of any relationship or other facts qualifying the investor for sales charge reductions or waivers. For reductions or waivers not available through a particular financial intermediary, investors will have to purchase fund shares directly from the fund or through another financial intermediary to receive these reductions or waivers.

Edward Jones

Clients of Edward D. Jones & Co., L.P. (Edward Jones) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge reductions and waivers, which can differ from the sales charge reductions and waivers described elsewhere in the fund’s prospectus or the SAI or through another financial intermediary. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of BNY Mellon Family of Funds, or other facts qualifying the purchaser for sales charge reductions or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Front-end sales charge reductions on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms can reduce their initial sales charge in the following ways:

• Transaction size breakpoints, as described in the fund’s prospectus.

• Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts as described in the fund’s prospectus, will be calculated based on the aggregated holdings of shares of funds in the BNY Mellon Family of Funds (except certain money market funds and any assets held in group retirement plans) held by the purchaser or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”) and, if grouping assets as a shareholder, includes all share classes of such funds held on the Edward Jones platform and/or held on another platform. Shares of funds in the BNY Mellon Family of Funds may be included in the ROA calculation only if the shareholder notifies Edward Jones about such shares. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge. The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing

ADDITIONAL INFORMATION (Unaudited) (continued)

group level. For purposes of determining the value of a shareholder’s aggregated holdings, eligible shares held will be valued at the higher of their cost minus redemptions or current market value.

• Letter of intent (LOI), which allows for breakpoint discounts as described in the fund’s prospectus, based on anticipated purchases of shares of funds in the BNY Mellon Family of Funds purchased over a 13-month period from the date Edward Jones receives the LOI. Eligible shares purchased pursuant to a LOI will be valued at the higher of their cost or current market value for purposes of determining the front-end sales charge and any breakpoint discounts with respect to such share purchases. Each purchase a shareholder makes pursuant to a LOI during the 13-month period will receive the front-end sales charge and breakpoint discount that applies to the total amount indicated in the LOI. Shares of funds in the BNY Mellon Family of Funds may be included in the LOI calculation only if the shareholder notifies Edward Jones about such shares at the time of calculation. Shares purchased before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid by the shareholder. The sales charge will be adjusted if the shareholder does not meet the goal indicated in the LOI. If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Front-end sales charge waivers on Class A shares purchased on the Edward Jones commission and fee-based platforms

Shareholders purchasing Class A shares of the fund on the Edward Jones commission and fee-based platforms may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares purchased by associates of Edward Jones or its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good standing and remains in good standing pursuant to Edward Jones’ policies and procedures (Effective January 1, 2024, this waiver will be revised as follows: shares purchased by associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures)

• shares purchased in an Edward Jones fee-based program

• shares purchased through reinvestment of dividends and capital gains distributions of the fund

• shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account (i.e., Right of Reinstatement) (Effective January 1, 2024, this waiver will be revised as follows: shares purchased from the proceeds of redemptions of shares of a fund in the BNY Mellon Family of Funds, provided that (1) the repurchase occurs within 60 days following the redemption, and (2) the redemption and purchase are made in a share class that charges a front-end sales charge, subject to one of the following conditions being met:

o the redemption and repurchase occur in the same account

o the redemption proceeds are used to process an IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA)

• shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus

• exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

• Effective January 1, 2024: purchases of Class A shares for a 529 plan account through a rollover from either another education savings plan or a security used for qualified distributions

• Effective January 1, 2024: purchases of Class A shares for a 529 plan account made for recontribution of refunded amounts

CDSC waivers on Class A and C shares purchased on the Edward Jones commission and fee-based platforms

The fund’s CDSC on Class A and C shares may be waived for shares purchased on the Edward Jones commission and fee-based platforms in the following cases:

• redemptions made upon the death or disability of the shareholder

• redemptions made through a systematic withdrawal plan, if such redemptions do not exceed 10% of the value of the account annually

• redemptions made in connection with a return of excess contributions from an IRA account

• redemptions made as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

• redemptions made to pay Edward Jones fees or costs, but only if the redemption is initiated by Edward Jones

• shares exchanged in an Edward Jones fee-based program

ADDITIONAL INFORMATION (Unaudited) (continued)

• shares acquired through a Right of Reinstatement (as defined above)

• shares redeemed at the discretion of Edward Jones for accounts not meeting Edward Jones’ minimum balance requirements described below

Other important information for clients of Edward Jones who purchase fund shares on the Edward Jones commission and fee-based platforms

Minimum Purchase Amounts

• Initial purchase minimum: $250

• Subsequent purchase minimum: none

Minimum Balances

• Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

o A fee-based account held on an Edward Jones platform

o A 529 account held on an Edward Jones platform

o An account with an active systematic investment plan or LOI

Exchanging Share Classes

• At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund. Edward Jones is responsible for any CDSC due, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the fund’s prospectus.

Merrill

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account are eligible only for the following sales load waivers (front-end or CDSC) and discounts, which differ from those disclosed elsewhere in the fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation. Additional information on waivers or discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end sales charge waivers on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

• shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

• shares purchased through a Merrill investment advisory program

• brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

• shares purchased through the Merrill Edge Self-Directed platform

• shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

• shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

• shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

• shares purchased by eligible persons associated with the fund as defined in the fund’s prospectus (e.g., the fund’s officers or trustees)

• shares purchased from the proceeds of a mutual fund redemption in front-end load shares, provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC waivers on Class A and C shares purchased through Merrill

Fund shares purchased through a Merrill platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI:

• shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

ADDITIONAL INFORMATION (Unaudited) (continued)

• shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits, as described in the Merrill SLWD Supplement

• shares sold due to return of excess contributions from an IRA account

• shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

• front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.

Front-end sales charge reductions on Class A shares purchased through Merrill

Shareholders purchasing Class A shares of the fund through a Merrill platform or account are eligible only for the following sales charge reductions (i.e., discounts), which may differ from those disclosed elsewhere in the fund’s prospectus or the SAI. Such shareholders can reduce their initial sales charge in the following ways:

• Breakpoint discounts, as described in the fund’s prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.

• Rights of accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.

• Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

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For More Information

BNY Mellon Equity Income Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DQIAX Class C: DQICX Class I: DQIRX Class Y: DQIYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2024 BNY Mellon Securities Corporation 6144SA1123

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 19, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 19, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)